Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of property plant and equipment useful life
%

Computers and peripheral equipment	20 - 33
Office furniture and equipment	6 - 33
Buildings	2.5

Schedule of weighted average annual rates for other intangible assets
%

Technology	13 - 26
Customer relationships	7 - 13
Patent	10

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
	Year ended December 31,
	2017	2018	2019

Contractual life	6 years	6 years	6 years
Expected exercise factor	2-2.8	2-2.8	2-2.8
Dividend yield	0%	0%	0%
Expected volatility (weighted average)	28.9%-34.2%	30%-31.7%	30.5%-30.9%
Risk-free interest rate	1.8%-2.1%	2.6%-3.1%	1.6%-2.6%

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	December 31,
	2018	2019
	Fair value measurement using input Level 2

Accrued expenses and other liabilities:

Derivative instruments	$(47)	$(67)

Total liabilities	$(47)	$(67)